Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Lease and Rental Expense [Line Items]
Expiry date of manufacturing facility leases	Jan. 31, 2051
Annual rental expense	$ 7.9	$ 5.9	$ 4.2
Future minimum rental commitments in fiscal 2013	7.7
Future minimum rental commitments in fiscal 2014	7.4
Future minimum rental commitments in fiscal 2015	5.7
Future minimum rental commitments in fiscal 2016	5.1
Future minimum rental commitments in fiscal 2017	3.7
Future minimum rental commitments, due thereafter	$ 20.4